T. ROWE PRICE INFLATION PROTECTED BOND FUND

February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 4.5%
FINANCIAL INSTITUTIONS 1.5%
Banking 0.8%
Bangkok Bank, 3.875%, 9/27/22	700	736
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	935	949
First Niagara Financial Group, 7.25%, 12/15/21 (3)	255	280
Goldman Sachs Group, VR, 2.876%, 10/31/22 (2)(3)	475	484
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.207%, 8/13/21	330	330
		2,779
Finance Companies 0.5%
GE Capital International Funding, 2.342%, 11/15/20	925	927
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	915	974
		1,901
Insurance 0.2%
Trinity Acquisition, 3.50%, 9/15/21	710	727
		727
Total Financial Institutions		5,407
INDUSTRIAL 2.8%
Capital Goods 0.3%
CNH Industrial Capital, 4.375%, 11/6/20 (3)	1,110	1,130
		1,130
Consumer Cyclical 0.7%
DR Horton, 2.55%, 12/1/20 (3)	395	398
General Motors, 4.875%, 10/2/23	790	856
Hyundai Capital America, 3.00%, 10/30/20 (1)	265	267
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	280	284
Walgreen, 3.10%, 9/15/22	620	640
Walgreens Boots Alliance, 3.30%, 11/18/21 (3)	175	180
		2,625

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 0.7%
Cardinal Health, 3.20%, 3/15/23	900	947
CK Hutchison International, 1.875%, 10/3/21	600	602
Elanco Animal Health, 4.662%, 8/27/21	350	361
Elanco Animal Health, 5.022%, 8/28/23	330	354
Hasbro, 2.60%, 11/19/22	255	261
		2,525
Energy 0.6%
EQT, 3.00%, 10/1/22 (3)	280	235
Plains All American Pipeline, 3.65%, 6/1/22	885	910
Reliance Holding USA, 4.50%, 10/19/20	950	965
		2,110
Other Industrial 0.2%
CMHI Finance, 4.375%, 8/6/23	500	538
		538
Technology 0.3%
Broadcom, 2.20%, 1/15/21	885	890
		890
Total Industrial		9,818
UTILITY 0.2%
Electric 0.2%
Consorcio Transmantaro, 4.375%, 5/7/23	600	633
Total Utility		633
Total Corporate Bonds (Cost $15,638)		15,858

ASSET-BACKED SECURITIES 1.8%
Car Loan 0.7%
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	700	715

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1)	240	243

Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23	285	288

GM Financial Automobile Leasing Trust
Series 2017-3, Class C
2.73%, 9/20/21	180	180

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (1)	195	196

Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1)	800	822

		2,444
Credit 0.2%

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.502%, 10/22/25 (1)	595	595

		595
Other Asset-Backed Securities 0.9%

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 2.745%, 11/20/28 (1)	305	304

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	43	43

Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1)	806	818

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	474	483

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	57	57

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	31	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	85	87

Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 2.831%, 7/15/27 (1)	480	478

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.031%, 7/15/27 (1)	385	380

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (1)	640	640

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	52	53

		3,374
Student Loan 0.0%

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	91	91

		91
Total Asset-Backed Securities (Cost $6,447)		6,504

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.0%

Collateralized Mortgage Obligations 5.8%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	438	445

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	891	912

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	274	279

COLT Mortgage Loan Trust
Series 2018-3, Class A2, CMO, ARM
3.763%, 10/26/48 (1)	315	316

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (1)	375	377

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 1/25/30	653	655

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	710	709

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	210	210

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	670	670

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	835	835

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.307%, 10/25/30	70	70

Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 1/25/40 (1)	378	379

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	152	152

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	21	21

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	21	21

FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1)	321	321

Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	345	352

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	238	241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.674%, 1/25/60 (1)	260	260

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (1)	44	44

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	966	978

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	848	870

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	325	334

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	1,184	1,254

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	70	70

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1)	426	433

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	355	359

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1)	309	311

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (1)	160	160

OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1)	310	317

OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1)	261	268

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	276	286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	434	446

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	321	328

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	299	304

Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1)	192	193

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.977%, 9/25/47 (1)	32	32

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	161	161

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 12/25/30 (1)	475	475

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (1)	362	362

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 9/25/48 (1)	350	350

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 9/25/30	69	69

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 10/25/48 (1)	499	499

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.731%, 2/25/48 (1)	263	266

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.812%, 5/25/48 (1)	168	169

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.15%, 8/25/48 (1)	99	99

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 2/25/49 (1)	23	23

Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (1)	315	315

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 1/25/50 (1)	315	315

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	164	165

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	94	95

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	141	143

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	168	171

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	226	227

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	153	154

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	158	161

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	611	617

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	564	572

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	251	254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Par/Shares		$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	822	832
		20,706
Commercial Mortgage-Backed Securities 0.2%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 3.259%, 4/15/34 (1)	560	560
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.247%, 4/15/32 (1)	270	270
		830
Total Non-U.S. Government Mortgage-Backed Securities (Cost $21,351)		21,536

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.4%
U. S. Government Agency Obligations 0.5%
Federal National Mortgage Assn. , CMO, ARM, 1M USD LIBOR +
0.45%, 2.109%, 8/25/49	1,938	1,934
Total U. S. Government Agency Obligations		1,934
U. S. Government Obligations 0.9%
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.45%, 2.097%, 9/20/49-10/20/49	2,419	2,416
Government National Mortgage Assn. , CMO, 3.50%, 5/20/49	645	676
Total U. S. Government Obligations		3,092
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $5,004)		5,026

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 82.2%
U. S. Treasury Obligations 82.2%
U. S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	930	962
U. S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	8,349	9,300
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	4,581	5,222
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	1,698	1,952
U. S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	11,169	13,347
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	4,549	5,543
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49 (3)	8,565	10,669
U. S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	2,040	2,641
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40 (4)	3,086	4,362
U. S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,349	1,928
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	18,626	18,876
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	14,500	14,674
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	2,381	2,440
U. S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	30,550	31,343
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	12,114	12,491
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	9,109	9,473
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	10,057	10,354
U. S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	18,648	19,606
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	4,196	4,309
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	5,373	5,604
U. S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	12,071	12,624
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	8,353	8,789
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	3,203	3,311
U. S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	9,756	10,347
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	35,478	37,452
U. S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	7,238	7,886
U. S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	9,431	10,388
U. S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28	240	278
U. S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29	6,967	8,677
U. S. Treasury Notes, 1.50%, 2/15/30	7,600	7,859
Total U. S. Treasury Obligations		292,707
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$272,764)		292,707

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.6%
Owned No Guarantee 2.6%
Avi Funding, 2.85%, 9/16/20	280	282
Axiata, 3.466%, 11/19/20	400	405
China Overseas Finance Cayman II, 5.50%, 11/10/20	380	389
China Overseas Finance Cayman VII, 4.25%, 4/26/23	400	425
CNAC HK Finbridge, 3.00%, 7/19/20	1,230	1,234
CNAC HK Finbridge, 4.125%, 3/14/21	800	818
CNAC HK Synbridge, 5.00%, 5/5/20	300	302
CNOOC Finance, 2.625%, 5/5/20	200	200
CNOOC Finance, 4.25%, 1/26/21	700	716
CSCEC Finance Cayman I, 2.95%, 11/19/20	1,320	1,329
Ecopetrol, 5.875%, 9/18/23	850	944
Perusahaan Listrik Negara, 5.50%, 11/22/21	250	263
Saudi Arabian Oil, 2.75%, 4/16/22 (1)(3)	950	966
State Grid Overseas Investment, 2.125%, 5/18/21	600	603
State Grid Overseas Investment, 2.75%, 5/4/22	400	410
		9,286
Total Foreign Government Obligations & Municipalities (Cost $9,151)		9,286

MUNICIPAL SECURITIES 0.1%
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%,
8/15/42 (Tender 8/15/22) (5)	225	226
		226

Total Municipal Securities (Cost $225)		226

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 1.7%
Commercial Paper 0.2%
4 (2) 0.2% (6)
Boeing, 2.185%, 3/9/20	920	919
		919

Money Market Funds 1.5%
T. Rowe Price Treasury Reserve Fund, 1.58% (7)(8)	5,296	5,296
		5,296

Total Short-Term Investments (Cost $6,215)		6,215
SECURITIES LENDING COLLATERAL 3.2%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.2%
Short-Term Funds 3.2%
T. Rowe Price Short-Term Fund, 1.71% (7)(8)	1,133	11,330
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		11,330
Total Securities Lending Collateral (Cost $11,330)		11,330

Total Investments in Securities 103.5%
(Cost $348,125)		$368,688
Other Assets Less Liabilities (3.5)%		(12,383)
Net Assets 100.0%		$356,305

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $27,542 and represents 7.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 29, 2020.
(4) At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) When-issued security
(6) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $919 and represents
0.2% of net assets.
(7) Affiliated Companies
(8) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

(Amounts In 000s)

SWAPS (0.2)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.2)%

Zero-Coupon Inflation Swaps (0.2)%

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	5,067	(24)	—	(24)

Barclays Bank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	8,761	(42)	—	(42)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.55% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/13/23	10,700	(77)	—	(77)

HSBC Bank, 2 Year Zero-Coupon Inflation Swap,
Pay Fixed 1.50% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/7/21	16,780	(33)	—	(33)

HSBC Bank, 3 Year Zero-Coupon Inflation Swap,
Pay Fixed 1.77% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/10/22	25,000	(230)	—	(230)

UBS Investment Bank, 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.99% at Maturity,
Receive Variable (Change in CPI) at Maturity,
12/2/20	5,172	(25)	—	(25)

UBS Investment Bank, 5 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.29% at Maturity,
Receive Variable (Change in CPI) at Maturity,
6/5/23	8,000	(303)	—	(303)

Total Bilateral Zero-Coupon Inflation Swaps			—	(734)

Total Bilateral Swaps		$	— $	(734)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 104 U. S. Treasury Long Bonds contracts	6/20	17,706	$650
Long, 166 U. S. Treasury Notes five year contracts	6/20	20,377	241
Short, 85 U. S. Treasury Notes ten year contracts	6/20	(11,454)	(187)
Long, 359 U. S. Treasury Notes two year contracts	6/20	78,380	427
Short, 32 Ultra U. S. Treasury Bonds contracts	6/20	(6,640)	(297)
Short, 141 Ultra U.S. Treasury Notes ten year
contracts	6/20	(21,181)	(373)
Net payments (receipts) of variation margin to date			(281)

Variation margin receivable (payable) on open futures contracts			$180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$34
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$34+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	2/29/20
T. Rowe Price Treasury
Reserve Fund	$1,895		¤	¤ $	5,296
T. Rowe Price Short-Term
Fund	1,491		¤	¤	11,330
					$16,626^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,626.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INFLATION PROTECTED BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	351,143$	— $	351,143
Short-Term Investments		5,296	919	—	6,215
Securities Lending Collateral		11,330	—	—	11,330
Total Securities		16,626	352,062	—	368,688
Futures Contracts		180	—	—	180
Total		$16,806$	352,062$	— $	368,868
Liabilities
Swaps	$	— $	734$	— $	734

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.